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Mailing Addresses

Shareowner Services

  Lindner Asset Management, Inc.
  7711 Carondelet Avenue
  Suite 700
  Clayton, MO 63105

Shareowner Inquiries and New Accounts

  Lindner Funds
  P.O. Box 11208
  St. Louis, MO 63105-9838

Additional Share Purchases
Must be accompanied by a pre-printed remittance slip.

  Share Purchase Center
  Lindner Funds
  P.O. Box 640672
  Cincinnati, OH 45264-0672

Media Contact

  Steve Koenigsberg or Hank Boerner
  (212) 685-8822
  After Hours: (516) 817-3049

  Analyst Contact: Mark Finn
  (757) 491-1200 ext. 203

E-Mail Addresses

Customer Service:
(mail link) customer-service@lindnerfunds.com
Use for any questions concerning shareholder account information.

Webmaster:
(link)webmaster@lindnerfunds.com
Use for any questions or comments regarding this web site.

Marketing:
(link)marketing@lindnerfunds.com
Marketing and Public Relations inquiries may be directed to this address.

Automated Account Information

Account information can be accessed 24 hours a day via telephone by dialing 1-800-995-7777.

Business Hours

Monday - Friday
8:00 A.M. to 5:00 P.M. Central Time (footer images)